Risk management - Expected reclassification of the cumulative exchange difference from other comprehensive income to profit or loss (Details) - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risk management
After taxes	$ 851	$ 150
Forecast
Risk management
Before taxes	3,433
Taxes	(1,386)
After taxes	2,047
2026 | Forecast
Risk management
Before taxes	1,474
Taxes	(600)
After taxes	874
2027 | Forecast
Risk management
Before taxes	388
Taxes	(156)
After taxes	232
2028 | Forecast
Risk management
Before taxes	386
Taxes	(155)
After taxes	231
2029 | Forecast
Risk management
Before taxes	383
Taxes	(154)
After taxes	229
2030 | Forecast
Risk management
Before taxes	296
Taxes	(119)
After taxes	177
2031 | Forecast
Risk management
Before taxes	251
Taxes	(101)
After taxes	150
2032 | Forecast
Risk management
Before taxes	244
Taxes	(98)
After taxes	146
2033 | Forecast
Risk management
Before taxes	11
Taxes	(3)
After taxes	$ 8